TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carry forward tax losses estimated by subsidiaries		$ 855
Tax rate	[1]	26.50%	23.00%	23.00%
Unrecognized tax positions		$ 1,874	$ 1,113	$ 1,053
Potential withholding and distribution taxes		$ 300
Period of operating loss carryforwards		20 years
Canada [Member]
Tax rate		26.50%
Israel [Member]
Tax rate			23.00%	23.00%
Minimum [Member]
Carry forward tax losses for subsidiaries, term		1 year
Subsidiary of Common Parent [Member]
Carry forward operating tax losses		$ 7,571
Parent Company [Member]
Carry forward operating tax losses		$ 866
Non canadian subsidiaries [Member] | Minimum [Member]
Tax rate		19.00%
Non canadian subsidiaries [Member] | Maximum [Member]
Tax rate		30.00%

[1]	Based on the Canadian statutory income tax rate of 26.5% for 2024 and the Israeli statutory income tax rate of 23% for 2023 and 2022.